REVENUE - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Revenues	$ 8,172,553	$ 8,988,343	$ 35,836,809	$ 22,652,885
Recognized at a point in time
REVENUES
Revenues			2,982,373
Recognized over a period of time
REVENUES
Revenues			32,854,436	22,652,885
United States
REVENUES
Revenues	$ 7,645,403	$ 8,254,356	33,067,961	20,939,197
India
REVENUES
Revenues			$ 2,768,848	$ 1,713,688